SCHEDULE I-CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets
Cash and cash equivalents		¥ 3,841,284	$ 526,254	¥ 5,791,333		¥ 4,271,899
Other financial investments	[1]	353,190	48,387	438,084
Investments in its subsidiaries and the consolidated VIEs		9,239	1,266
Total assets		12,982,696	1,778,622	10,276,916
Liabilities
Accrued expenses and other liabilities		1,622,050	222,220	1,463,369
Total liabilities		3,440,266	471,314	2,191,367
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 200,648,440 and 202,877,426 shares issued as of December 31, 2023 and 2024, respectively; 174,706,968 and 172,605,774 shares outstanding as of December 31, 2023 and 2024, respectively)		132	18	130
Treasury stock (7,381,472 and 11,711,652 shares as of December 31, 2023 and 2024, respectively)		(170,463)	(23,353)	(94,851)
Additional paid-in capital		5,198,457	712,186	5,171,232
Accumulated other comprehensive income		79,268	10,860	23,669
Retained earnings		4,435,036	607,597	2,985,369
Total equity		9,542,430	1,307,308	8,085,549		¥ 6,030,813	¥ 4,821,432
Total liabilities and equity		¥ 12,982,696	$ 1,778,622	¥ 10,276,916
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)		500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in shares)		202,877,426	202,877,426	200,648,440
Ordinary shares, outstanding (in shares)		172,605,774	172,605,774	174,706,968
Treasury stock, issued (in shares)		11,711,652	11,711,652	7,381,472
Reportable Legal Entities | Parent Company
Assets
Cash and cash equivalents		¥ 158,632	$ 21,733	¥ 23,160
Amounts due from its subsidiaries and the consolidated VIEs		1,096,163	150,174	1,350,493
Amounts due from related parties		501	69
Other financial investments | ¥				29,615
Investments in its subsidiaries and the consolidated VIEs		8,362,945	1,145,718	6,689,748
Total assets		9,618,241	1,317,694	8,093,016
Liabilities
Accrued expenses and other liabilities		12,275	1,682	7,467
Amounts due to its subsidiaries and the consolidated VIEs		63,536	8,704
Total liabilities		75,811	10,386	7,467
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 200,648,440 and 202,877,426 shares issued as of December 31, 2023 and 2024, respectively; 174,706,968 and 172,605,774 shares outstanding as of December 31, 2023 and 2024, respectively)		132	18	130
Treasury stock (7,381,472 and 11,711,652 shares as of December 31, 2023 and 2024, respectively)		(170,463)	(23,353)	(94,851)
Additional paid-in capital		5,198,457	712,186	5,171,232
Accumulated other comprehensive income		79,268	10,860	23,669
Retained earnings		4,435,036	607,597	2,985,369
Total equity		9,542,430	1,307,308	8,085,549
Total liabilities and equity		¥ 9,618,241	$ 1,317,694	¥ 8,093,016
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)		500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in shares)		202,877,426	202,877,426	200,648,440
Ordinary shares, outstanding (in shares)		172,605,774	172,605,774	174,706,968
Treasury stock, issued (in shares)		11,711,652	11,711,652	7,381,472

[1]	The Group renamed the “Available-for-sale investments” to “Other financial investments”. This change is solely a reclassification of terminology to better reflect the nature and purpose of these assets, which are held for financial appreciation and liquidity management. The group’s underlying accounting policies for these investments remain unchanged, refer to Note 2 for further details.